CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Assets
Cash	$ 35,530,758	223,875,750	340,984,614
Trade accounts receivable, net of allowance for doubtful accounts of nil and nil, respectively	47,615,951	300,023,348	128,480,503
Inventories	13,681,509	86,205,820	96,942,787
Advance to suppliers	22,813,051	143,742,755	46,113,552
Other receivables	2,012,777	12,682,305	33,904,486
Prepaid expenses	628,052	3,957,293	1,313,568
Total current assets	122,282,098	770,487,271	647,739,510
Property, plant and equipment, net	178,923,853	1,127,381,307	1,035,304,235
Land use rights, net	9,138,921	57,583,427	58,733,967
Intangible assets, net	2,745,839	17,301,257	21,127,500
Total assets	313,090,711	1,972,753,262	1,762,905,212
Liabilities and Shareholders' Equity
Trade accounts payable	2,094,958	13,200,118	29,222,634
Accrued expenses and other payables	13,798,933	86,945,695	199,446,777
Income taxes payable	5,471,564	34,475,778	19,707,874
Short-term borrowings	80,734,498	508,700,000	498,000,000
Total current liabilities	102,099,953	643,321,591	746,377,285
Total liabilities	102,099,953	643,321,591	746,377,285
Commitments and Contingencies
Shareholders' equity
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding	25,725	175,596	175,596
Additional paid-in capital	74,296,083	468,132,187	468,132,187
Retained earnings-appropriated	15,805,179	99,586,852	67,794,324
Retained earnings-unappropriated	120,936,811	762,010,754	480,808,808
Accumulated other comprehensive income (loss)	(73,040)	(473,718)	(382,988)
Total shareholders' equity	210,990,758	1,329,431,671	1,016,527,927
Total liabilities and shareholders' equity	$ 313,090,711	1,972,753,262	1,762,905,212